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November 6, 2002

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

         Re:      Oak Value Trust (the "Trust")
                  (formerly The Tuscarora Investment Trust)
                  File Nos.:  033-90358/811-09000
                  Rule 497(j) Filing

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus and Statement of Additional Information relating to Oak Value Fund, each dated November 1, 2002, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, does not differ from those versions that were contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) under the Act on October 28, 2002.

Please contact the undersigned at (617) 824-1212 with any questions. Thank you.

Very truly yours,


/S/ PETER M. SULLIVAN
---------------------
Peter M. Sullivan
Secretary and Counsel
BISYS Fund Services Ohio, Inc.
Administrator to the Trust

cc:      Jennifer Klass, Esq.
         Brian Walker, Esq.
         Morgan Lewis & Bockius LLP